CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares redemption, issued			189,817,561	180,827,421	18,082,742
Common shares redemption, outstanding			189,817,561	180,827,421	18,082,742	17,757,257
Common shares, issued	13,324,608		13,290,803		1,316,702
Common shares, outstanding	13,324,608		13,290,803		1,316,702
Class B common shares
Common shares redemption, issued	3,500,000		0
Common shares redemption, outstanding	3,500,000	3,500,000	0
Common shares, issued			0		0
Common shares, outstanding			0		0
Spring Valley Acquisition III
Preferred shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	1,000,000		1,000,000
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Spring Valley Acquisition III | Class A ordinary shares
Common shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common shares, authorized	200,000,000		200,000,000
Common shares, issued	0		0
Common shares, outstanding	0		0
Spring Valley Acquisition III | Class A ordinary shares subject to possible redemption
Common shares redemption, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common shares redemption, per share	$ 10.29		$ 10.12
Common shares redemption, issued	23,000,000		23,000,000
Common shares redemption, outstanding	23,000,000		23,000,000
Spring Valley Acquisition III | Class A ordinary shares not subject to possible redemption
Common shares, issued	0		0
Common shares, outstanding	0		0
Spring Valley Acquisition III | Class B common shares
Common shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common shares, authorized	20,000,000		20,000,000
Common shares, issued	7,666,667		7,666,667
Common shares, outstanding	7,666,667		7,666,667